Loans, Allowance for Loan Losses and Credit Quality - Summary of Major Classifications of Loans (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	$ 971,258	$ 889,150		$ 582,549
Less: Unearned fees	605	429		547
Total loans and leases	970,653	888,721		582,002
Allowance for loan losses	(9,274)	(9,802)	$ (8,974)	(9,119)	$ (10,020)	$ (10,343)
Total net loans and leases	961,379	878,919		572,883
Commercial, Financial and Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	141,932	131,657		115,005
Allowance for loan losses	(1,583)	(1,523)	(1,164)	(1,398)	(1,158)	(1,423)
Real Estate - Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	636,600	577,268		403,053
Allowance for loan losses	(5,354)	(5,047)	(4,346)	(4,449)	(5,094)	(5,509)
Real Estate - Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	100,928	83,663		58,372
Allowance for loan losses	(888)	(647)	(586)	(964)	(497)	(1,071)
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	16,798	13,962		6,113
Allowance for loan losses	(254)	(562)	$ (86)	(243)	(169)	(90)
Leases [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases				$ 6
Allowance for loan losses					$ (4)	$ (29)
Factored Commercial Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	75,000	82,600
Allowance for loan losses	$ (715)	$ (955)